RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
The following table sets forth the total compensation to our directors and senior managers, who are considered to be key management of the company:

	2021	2020	2019

Short-term employee benefits	39	35	48
Long-term employee benefits	—	1	—
Share-based payment*	9	—	3
Termination benefits	7	4	—
Total compensation to directors and senior management**	55	40	51
*Share-based payment in 2021 represent the expense under the Deferred Shares Plan and Long-Term Incentive Plan, see further details below.

** The number of directors and senior managers vary from year to year. Total compensation paid to directors and senior management approximates the amount charged in the consolidated income statement for that year with the exception of the share-based payment in 2021.

Schedule of compensation paid to key management board members
The following table sets forth the total remuneration expense to the key senior managers in 2021 and 2020 (gross amounts in whole euro and whole US$ equivalents). For further details on compensation and changes to key senior managers, please refer to the Explanatory notes below.

In whole euros	Kaan Terzioglu	Sergi Herrero	Ursula Burns	Serkan Okandan	Trond Westlie	Murat Kirkgoz	Kjell Johnsen	Scott Dresser	Alex Kazbegi	Joop Brakenhoff	Alex Bolis	Dmitry Shvets	Michael Schulz
	Group CEO	Group Co-CEO	Group CEO	Group CFO	Group CFO	Deputy Group CFO	Group COO	Group General Counsel	Group Chief Strategy Officer	Group Chief Internal Audit & Compliance Officer	Group Head of Corporate Development, Communications and Investor Relations	Group Head of Portfolio Management	Group Chief People Officer
2021
Short-term employee benefits
Base salary	1,323,000	628,199	—	1,296,000	—	—	—	1,300,000	143,100	540,000	272,448	365,854	237,741
Annual incentive	1,695,094	623,036	—	1,192,320	—	—	—	1,300,000	128,437	496,800	239,754	372,351	197,107
Other	205,350	5,512,172	—	1,276,225	—	—	—	1,013,859	143,936	96,600	77,000	11,271	27,862
Long-term employee benefits	166,518	(144,764)	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	2,158,098	(60,701)	(103,954)	1,066,672	—	(26,417)	—	277,390	—	467,471	330,726	491,760	469,127
Termination benefits	—	2,936,759	—	—	—	—	—	2,625,000	579,675	—	—	—	—
Total remuneration expense *	5,548,060	9,494,701	(103,954)	4,831,217	—	(26,417)	—	6,516,249	995,148	1,600,871	919,928	1,241,236	931,837

2020
Short-term employee benefits
Base salary	1,323,000	1,181,368	1,162,750	864,000	16,810	211,600	—	1,300,000	553,500	224,100	—	—	—
Annual incentive	930,418	769,643	540,984	525,730	—	80,302	—	2,300,000	338,378	147,813	—	—	—
Other	439,657	2,158,022	554,328	297,341	212,631	40,360	299,333	24,100	104,124	39,908	—	—	—
Long-term employee benefits	76,366	706,925	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	88,056	58,707	111,403	76,316	(217,080)	(7,954)	(217,080)	(65,526)	—	8,775	—	—	—
Termination benefits	—	—	—	—	—	—	—	—	—	—	—	—	—
Total remuneration expense *	2,857,497	4,874,665	2,369,465	1,763,387	12,361	324,308	82,253	3,558,574	996,002	420,596	—	—	—
* Total remuneration expense for 2021 excludes accrued payroll taxes of EUR-3 million (US$-3) (2020: EUR9 million (US$10) recorded in ‘Selling, general and administrative expenses’ incurred by the Company pertaining to payments made to Ursula Burns (2020: Ursula Burns and Kjell Johnsen).

In whole US dollars	Kaan Terzioglu	Sergi Herrero	Ursula Burns	Serkan Okandan	Trond Westlie	Murat Kirkgoz	Kjell Johnsen	Scott Dresser	Alex Kazbegi	Joop Brakenhoff	Alex Bolis	Dmitry Shvets	Michael Schulz
	Group CEO	Group Co-CEO	Group CEO	Group CFO	Group CFO	Deputy Group CFO	Group COO	Group General Counsel	Group Chief Strategy Officer	Group Chief Internal Audit & Compliance Officer	Group Head of Corporate Development, Communications and Investor Relations	Group Head of Portfolio Management	Group Chief People Officer
2021
Short-term employee benefits
Base salary	1,564,015	742,676	—	1,532,096	—	—	—	1,536,825	169,169	638,373	322,081	433,078	281,051
Annual incentive	2,003,894	736,572	—	1,409,528	—	—	—	1,536,825	151,835	587,303	283,431	440,768	233,014
Other	242,759	6,516,660	—	1,508,718	—	—	—	1,198,557	170,158	114,198	91,027	13,342	32,938
Long-term employee benefits	196,853	(171,144)	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	2,551,245	(71,763)	(122,891)	1,260,991	—	(31,230)	—	327,923	—	552,631	390,975	582,119	554,589
Termination benefits	—	3,471,927	—	—	—	—	—	3,103,204	685,276	—	—	—	—
Total remuneration expense *	6,558,766	11,224,928	(122,891)	5,711,333	—	(31,230)	—	7,703,334	1,176,438	1,892,505	1,087,514	1,469,307	1,101,592

2020
Short-term employee benefits
Base salary	1,508,380	1,346,902	1,325,676	985,064	19,165	241,250	—	1,482,157	631,057	255,501	—	—	—
Annual incentive	1,060,789	877,486	616,787	599,396	—	91,554	—	2,622,278	385,792	168,525	—	—	—
Other	501,262	2,460,406	632,001	339,005	242,425	46,015	341,276	27,477	118,714	45,500	—	—	—
Long-term employee benefits	87,066	805,980	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	100,394	66,933	127,013	87,009	(247,497)	(9,069)	(247,497)	(74,708)	—	10,005	—	—	—
Termination benefits	—	—	—	—	—	—	—	—	—	—	—	—	—
Total remuneration expense *	3,257,891	5,557,707	2,701,477	2,010,474	14,093	369,750	93,779	4,057,204	1,135,563	479,531	—	—	—
* Total remuneration expense for 2021 excludes accrued payroll taxes of EUR-3 million (US$-3) (2020: EUR9 million (US$10) recorded in ‘Selling, general and administrative expenses’ incurred by the Company pertaining to payments made to Ursula Burns (2020: Ursula Burns and Kjell Johnsen).

Schedule of compensation paid to supervisory board members
The following table sets forth the total remuneration expense to the members of the Board of Directors members in 2021 and 2020 (gross amounts in whole euro and whole US dollar equivalents). For details on changes in Board of Directors, please refer to explanations below.

	Retainer		Committees		Other compensation		Total
In whole euros	2021	2020	2021	2020	2021	2020	2021	2020

Hans Holger Albrecht	487,500	204,167	136,458	72,917	1,098,610	—	1,722,568	277,084
Guillaume Bacuvier	—	105,114	—	23,125	—	—	—	128,239
Osama Bedier	155,556	308,333	44,444	68,750	—	—	200,000	377,083
Ursula Burns	—	323,864	—	—	—	—	—	323,864
Mariano De Beer	—	204,167	—	87,500	—	—	—	291,667
Peter Derby	155,556	204,167	66,667	87,500	—	—	222,223	291,667
Mikhail Fridman	75,000	60,417	—	—	—	—	75,000	60,417
Gennady Gazin	842,708	629,167	57,292	33,333	1,971,749	—	2,871,749	662,500
Amos Genish	155,556	204,167	66,667	87,500	—	—	222,223	291,667
Yaroslav Glazunov	75,000	13,350	—	—	—	—	75,000	13,350
Andrei Gusev	75,000	60,417	—	—	—	500,000	75,000	560,417
Gunnar Holt	350,000	308,333	150,000	118,750	—	—	500,000	427,083
Sir Julian Horn-Smith	—	105,114	—	10,511	—	—	—	115,625
Robert Jan van de Kraats	350,000	308,333	125,000	85,417	—	—	475,000	393,750
Guy Laurence	—	104,167	—	12,500	—	—	—	116,667
Alexander Pertsovsky	—	47,917	—	—	—	—	—	47,917
Steve Pusey	189,583	204,167	53,125	58,333	—	—	242,708	262,500
Leonid Boguslavsky	335,417	—	23,958	—	—	—	359,375	—
Sergi Herrero	195,417	—	13,958	—	—	—	209,375	—
Irene Shvakman	195,115	—	27,874	—	—	—	222,989	—
Vasily Sidorov	195,115	—	111,494	—	—	—	306,609	—
Total compensation	3,832,523	3,395,361	876,937	746,136	3,070,359	500,000	7,779,819	4,641,497

	Retainer		Committees		Other compensation		Total
In whole US dollars	2021	2020	2021	2020	2021	2020	2021	2020

Hans Holger Albrecht	576,323	232,775	161,321	83,134	1,298,776	—	2,036,420	315,909
Guillaume Bacuvier	—	119,843	—	26,365	—	—	—	146,208
Osama Bedier	183,898	351,537	52,542	78,383	—	—	236,440	429,920
Ursula Burns	—	369,244	—	—	—	—	—	369,244
Mariano De Beer	—	232,775	—	99,761	—	—	—	332,536
Peter Derby	183,898	232,775	78,813	99,761	—	—	262,711	332,536
Mikhail Fridman	88,665	68,883	—	—	—	—	88,665	68,883
Gennady Gazin	996,250	717,326	67,730	38,004	2,331,001	—	3,394,981	755,330
Amos Genish	183,898	232,775	78,813	99,761	—	—	262,711	332,536
Yaroslav Glazunov	88,665	15,221	—	—	—	—	88,665	15,221
Andrei Gusev	88,665	68,883	—	—	—	570,060	88,665	638,943
Gunnar Holt	413,770	351,537	177,330	135,389	—	—	591,100	486,926
Sir Julian Horn-Smith	—	119,843	—	11,984	—	—	—	131,827
Robert Jan van de Kraats	413,770	351,537	147,775	97,386	—	—	561,545	448,923
Guy Laurence	—	118,763	—	14,252	—	—	—	133,015
Alexander Pertsovsky	—	54,631	—	—	—	—	—	54,631
Steve Pusey	224,125	232,775	62,804	66,507	—	—	286,929	299,282
Leonid Boguslavsky	396,530	—	28,323	—	—	—	424,853	—
Sergi Herrero	231,022	—	16,502	—	—	—	247,524	—
Irene Shvakman	230,665	—	32,952	—	—	—	263,617	—
Vasily Sidorov	230,665	—	131,808	—	—	—	362,473	—
Total compensation	4,530,809	3,871,123	1,036,713	850,687	3,629,777	570,060	9,197,299	5,291,870